Long-Term Debt - Additional Information - Revolvers (Details)	6 Months Ended
	Jun. 30, 2018 USD ($) vessel credit_facility	Mar. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) credit_facility
Debt Instrument [Line Items]
Amount reduced under revolving credit facilities, remainder of 2018	$ 254,700,000
Amount reduced under revolving credit facilities, 2019	537,300,000
Amounts reduced under revolving credit facilities 2020	349,000,000
LAmounts reduced under revolving credit facilities 2021	303,000,000
Amounts reduced under revolving credit facilities 2022	$ 596,300,000
Revolving Credit Facility
Debt Instrument [Line Items]
Number of long-term revolving credit facilities | credit_facility	2		3
Revolving credit facilities borrowing capacity	$ 598,800,000	$ 125,000,000	$ 629,700,000
Amount reduced under revolving credit facilities, remainder of 2018	75,600,000
Amount reduced under revolving credit facilities, 2019	148,200,000
Amounts reduced under revolving credit facilities 2020	100,000,000
LAmounts reduced under revolving credit facilities 2021	100,000,000
Amounts reduced under revolving credit facilities 2022	$ 175,000,000
Revolving Credit Facility | Maritime Equipment
Debt Instrument [Line Items]
Number of vessels | vessel	20
Revolving Credit Facility | Guaranteed by Partnership and Subsidiaries
Debt Instrument [Line Items]
Debt Covenant, Minimum Liquidity	$ 75,000,000
Revolving Credit Facility | Guaranteed by Partnership and Subsidiaries | Minimum
Debt Instrument [Line Items]
Covenant, line of credit facility, maturity period	6 months
Debt Covenant, Percentage Of Total Consolidated Debt	5.00%
Teekay Shuttle Tankers L.L.C. | Revolving Credit Facility
Debt Instrument [Line Items]
Debt Covenant, Minimum Liquidity	$ 35,000,000.0
Debt Covenant, Minimum Historical EBITDA To Total Interest Expense Ratio	1.20
Maximum capitalization ratio	75.00%
Teekay Shuttle Tankers L.L.C. | Revolving Credit Facility | Minimum
Debt Instrument [Line Items]
Debt Covenant, Percentage Of Total Consolidated Debt	5.00%